Goodwill and Intangible Assets - Schedule of Estimated Amortization Expense (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Remaining 2021	$ 2,887
2022 and 2021	11,533	$ 8,864
2023 and 2022	11,533	8,864
2024 and 2023	11,278	8,864
2025 and 2024	9,706	8,605
2025		7,027
Thereafter	64,637
Thereafter		41,242
Total	111,573	83,466	$ 36,095
Intangible Assets, Amortization Period [Member]
Total	$ 111,574	$ 83,466